Financial Instruments Risks - Summary of Credit Quality Analysis of Loans and Advances (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of internal credit grades [line items]
Credit exposure	$ 971,401,776	$ 937,124,635
Loans to consumers [member]
Disclosure of internal credit grades [line items]
Credit exposure	307,780,384	215,070,347
Loans to corporate entities [member]
Disclosure of internal credit grades [line items]
Credit exposure	194,484,377	325,204,319
Debt securities [member]
Disclosure of internal credit grades [line items]
Credit exposure	189,604,963	192,516,731
Cash And Cash Equivalents [Member]
Disclosure of internal credit grades [line items]
Credit exposure	141,983,557	130,088,223
Reverse Repurchase Agreements
Disclosure of internal credit grades [line items]
Credit exposure	137,548,495	74,245,015
Reverse Repurchase Agreements | BCRA Repos [Member]
Disclosure of internal credit grades [line items]
Credit exposure	137,548,495	74,245,015
Low Risk [Member] | Loans to consumers [member]
Disclosure of internal credit grades [line items]
Credit exposure	233,760,286	147,560,865
Low Risk [Member] | Loans to corporate entities [member]
Disclosure of internal credit grades [line items]
Credit exposure	146,126,778	211,975,032
Low Risk [Member] | Cash And Cash Equivalents [Member] | BCRA Unrestricted Current Account
Disclosure of internal credit grades [line items]
Credit exposure	141,983,557	130,088,223
Medium Risk [Member] | Loans to consumers [member]
Disclosure of internal credit grades [line items]
Credit exposure	66,480,022	40,038,038
Medium Risk [Member] | Loans to corporate entities [member]
Disclosure of internal credit grades [line items]
Credit exposure	41,292,892	103,514,198
High Risk [Member] | Loans to consumers [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,373,163	23,061,160
High Risk [Member] | Loans to corporate entities [member]
Disclosure of internal credit grades [line items]
Credit exposure	3,572,141	5,905,963
Non Performing [Member] | Loans to consumers [member]
Disclosure of internal credit grades [line items]
Credit exposure	6,166,913	4,410,284
Non Performing [Member] | Loans to corporate entities [member]
Disclosure of internal credit grades [line items]
Credit exposure	3,492,566	3,809,126
Corporate Bonds B [Member]
Disclosure of internal credit grades [line items]
Credit exposure	911,442
BCRA Liquidity Bills [Member] | Debt securities [member]
Disclosure of internal credit grades [line items]
Credit exposure	107,693,328	135,681,602
Government securities [member] | Debt securities [member]
Disclosure of internal credit grades [line items]
Credit exposure	80,552,118	56,441,307
Corporate bonds [Member] | Debt securities [member]
Disclosure of internal credit grades [line items]
Credit exposure	$ 448,075	$ 393,822